SPONSORED RESEARCH AGREEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SPONSORED RESEARCH AGREEMENT [Abstract]
SPONSORED RESEARCH AGREEMENT

NOTE 3. SPONSORED RESEARCH AGREEMENT

Applied Power Concepts, Inc.

On July 7, 2011, the Company entered into a services agreement (the "Services Agreement") with Applied Power Concepts, Inc. ("APC") and additional ancillary agreements pursuant to which APC assists the Company in the development of the patent pending BluFlow TM Treatment System, which incorporates the BluFlow TM Nanoparticles and BluFlow TM AUT, as well as research and development to determine additional applications for the BluFlow TM Nanoparticles. Pursuant to the terms of the Services Agreement any technologies developed by APC for the Company, including any patents arising therefrom, belong to the Company. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

Payment under the Services Agreement is based upon time and materials and includes a bonus of stock options to purchase the Company's common stock with vesting based on performance milestones. The Services Agreement can be terminated at any time by either party.

NOTE 4. SPONSORED RESEARCH AGREEMENT

University of California, Santa Barbara

On December 9, 2010, the Company entered into the sponsored Research Agreement with the University of California, Santa Barbara ("UCSB") providing for the continuing development of the UCSB Nanoparticles. The research agreement was effective for the period January 1, 2011 through December 31, 2014. The terms of the agreement were on a "cost reimbursement" basis. The agreement could be terminated by either party, without cause, with a 60-day written notice. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

On October 24, 2011, the Company provided a 60-day written termination notice to UCSB as management believes it can further the research and development of the technology on a more cost effective manner than UCSB.

Applied Power Concepts, Inc.

On July 7, 2011, the Company entered into a services agreement (the "Services Agreement") with Applied Power Concepts, Inc. ("APC") and additional ancillary agreements pursuant to which APC assists the Company in the development of the patent pending BluFlow™ Treatment System, which incorporates the BluFlowTM Nanoparticles and BluFlowTM AUT, as well as research and development to determine additional applications for the BluFlowTM Nanoparticles. Pursuant to the terms of the Services Agreement any technologies developed by APC for the Company, including any patents arising therefrom, belong to the Company. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

Payment under the Services Agreement is based upon time and materials and includes a bonus of stock options to purchase the Company's common stock with vesting based on performance milestones. The Services Agreement can be terminated at any time by either party.